UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                                -----------------


Check here if Amendment [ ]: Amendment Number:
                                                -----------------

         This Amendment (Check only one):   |_| is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:              West Face Capital Inc.
Address:           2 Bloor Street East, Suite 810
                   Toronto, Ontario M4W 1A8

Form 13F File Number:  028-13428
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Alexander Singh
Title:       Counsel
Phone:       (647) 724-8917

Signature, Place and Date of Signing:

      /s/ Alexander Singh              Toronto, ON          February 14, 2012
----------------------------         ---------------        -----------------
        [Signature]                    [City, State]             [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                           1
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Form 13F Information Table Entry Total:                      13
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Form 13F Information Table Value Total:                  $271,424
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                                                      (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     13F File Number     Name

01      028-05431           Sunrise Partners Limited Partnership



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

                                                     WEST FACE CAPITAL INC.
                                                   FORM 13F INFORMATION TABLE
                                                 Quarter Ended December 31, 2011

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                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------
FORBES ENERGY SVCS LTD     COM              345143101    5,492    914,173 SH       SOLE                   914,173
FOREST OIL CORP            COM PAR $0.01    346091705   37,649  2,778,492 SH       SOLE                 2,778,492
GOLD RESV INC              NOTE 5.500% 6/1  38068NAB4   11,575 13,229,000 PRN      SOLE                                  NONE
GOLD RESV INC              CL A             38068N108   26,964  9,630,000 SH       SOLE                 9,630,000
IRIDIUM COMMUNICATIONS INC *W EXP 02/14/201 46269C110    1,716    997,522 SH       SOLE                   997,522
LONE PINE RES INC          COM              54222A106   11,930  1,701,784 SH       SOLE                 1,701,784
MAGELLAN HEALTH SVCS INC   COM NEW          559079207    4,848     98,000 SH       SOLE                    98,000
PHI INC                    COM NON VTG      69336T205  119,637  4,814,352 SH       SOLE                                  NONE
PRIMERO MNG CORP           COM              74164W106   17,229  5,391,300 SH       SOLE                 5,391,300
SOLUTIA INC                *W EXP 02/27/201 834376147       59     23,304 SH       OTHER         01                23,304
SUNOPTA INC                COM              8676EP108   27,715  5,750,000 SH       SOLE                 5,750,000
SUPERMEDIA INC             COM              868447103    1,848    700,000 SH       SOLE                   700,000
TELEPHONE & DATA SYS INC   SPL COM          879433860    4,762    200,000 SH       SOLE                   200,000